Award Timing Disclosure	12 Months Ended
Mar. 28, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock Option Grant Timing Policy
We have a stock option grant timing policy, which governs the timing of granting stock options, stock appreciation rights and similar instruments with option-like features (“stock options”). The Compensation Committee oversees the policy and grants stock options, if any, to our executive officers during the Committee’s regularly scheduled meeting in
May every fiscal year. For new non-employee directors appointed to the Board, the Compensation Committee will grant stock options to the director as of the date of their appointment to the Board. Pursuant to the policy, if the Committee grants stock options outside of our typical annual award schedule, those grants should be awarded during a permitted trading window in accordance with our insider trading policy. Under the policy, the Compensation Committee does not take material non-public information into account when determining the timing and terms of a stock option award, and the Compensation Committee does not purposely accelerate or delay the public release of material information to allow a stock option recipient to benefit from a more favorable stock price.

Award Timing Method	We have a stock option grant timing policy, which governs the timing of granting stock options, stock appreciation rights and similar instruments with option-like features (“stock options”).
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Under the policy, the Compensation Committee does not take material non-public information into account when determining the timing and terms of a stock option award, and the Compensation Committee does not purposely accelerate or delay the public release of material information to allow a stock option recipient to benefit from a more favorable stock price.
MNPI Disclosure Timed for Compensation Value	false